Pension Expense and Other Amounts Recognized in Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Other amounts recognized in other comprehensive income (loss)
Actuarial loss (gain)	¥ 72,397	[1]	¥ 12,220	[1]	¥ (6,773)	[1]
Amortization of actuarial loss (gain)	(10,734)	[1]	(11,809)	[1]	(12,329)	[1]
Japanese plans
Pension Cost
Service cost-benefits earned during the year	33,454		35,209		37,215
Interest cost on projected benefit obligations	23,481		23,159		22,593
Expected return on plan assets	(23,645)		(22,972)		(22,080)
Amortization of actuarial loss (gain)	20,373		21,871		27,288
Amortization of prior service cost (benefit)	(16,304)		(16,304)		(16,304)
Defined Benefit Plan, Net Periodic Benefit Cost, Total	37,359		40,963		48,712
Other amounts recognized in other comprehensive income (loss)
Actuarial loss (gain)	(13,305)		(50)		(56,262)
Amortization of actuarial loss (gain)	(20,373)		(21,871)		(27,288)
Amortization of prior service cost (benefit)	16,304		16,304		16,304
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Total	(17,374)		(5,617)		(67,246)
Total recognized in Pension cost and Other comprehensive income (loss)	19,985		35,346		(18,534)
Foreign plans
Pension Cost
Service cost-benefits earned during the year	19,506		18,113		15,210
Interest cost on projected benefit obligations	24,130		24,165		23,135
Expected return on plan assets	(26,796)		(27,332)		(27,675)
Amortization of actuarial loss (gain)	5,829		5,422		1,403
Amortization of net transition obligation	30		31		31
Amortization of prior service cost (benefit)	6		5		(44)
Other	3		382		7,162
Defined Benefit Plan, Net Periodic Benefit Cost, Total	22,708		20,786		19,222
Other amounts recognized in other comprehensive income (loss)
Actuarial loss (gain)	71,160		8,560		32,479
Amortization of actuarial loss (gain)	(5,829)		(5,422)		(1,403)
Amortization of net transition obligation	(30)		(31)		(31)
Prior service cost (benefit)	(2,677)				989
Amortization of prior service cost (benefit)	(6)		(5)		44
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Total	62,618		3,102		32,078
Total recognized in Pension cost and Other comprehensive income (loss)	¥ 85,326		¥ 23,888		¥ 51,300

[1]	The primary components of other comprehensive income (loss) for Pension and other postretirement benefits adjustment are actuarial gains or losses and prior service benefits or costs (see note 13).